Inventories (Tables)	3 Months Ended
Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Summary of Inventories

	December 31, 2024	September 30, 2024
Raw materials	71,836	61,693
Work in progress	56,257	49,398
Finished goods	591,481	513,716
Inventories	719,574	624,807